CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of cash flows (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Condensed statements of cash flows
Net cash (used in)/provided by operating activities	₽ 41,688	$ 592.8	₽ 9,293	₽ 32,604
Investments in non-marketable equity securities	(649)	(9.2)	(3,143)	(15)
Proceeds from investments in non-marketable equity securities	21	0.3	944
Investments in marketable equity securities			(10,604)
Proceeds from sale of marketable equity securities	5,859	83.3	6,163
Investments in term deposits	(3,395)	(48.3)	(264,151)	(364,894)
Maturities of term deposits	27,004	383.9	345,474	303,286
Other investing activities	143	2.0	47	106
Net cash provided by/(used in) investing activities	(22,738)	(323.3)	21,994	(119,947)
Repayment of debt	(49,560)	(704.6)
Purchase of non-redeemable noncontrolling interests			(73,077)	(1,709)
Repurchases of ordinary shares			(6,966)	(10,165)
Proceeds from exercise of share options			1,153	1,176
Other financing activities	(1,390)	(19.7)	(1,689)	(4,186)
Net cash provided/(used in) financing activities	(5,519)	(78.4)	(84,845)	139,676
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(8,390)	(119.4)	511	23,660
Net change in cash and cash equivalents, and restricted cash and cash equivalents	5,041	71.7	(53,047)	75,993
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	79,399	1,128.8	132,446	56,453
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	84,440	1,200.5	79,399	132,446
Parent Company
Condensed statements of cash flows
Net cash (used in)/provided by operating activities	45,965	653.5	(11,067)
Investments in non-marketable equity securities			(3,018)
Proceeds from investments in non-marketable equity securities	21	0.3	944
Investments in marketable equity securities			(10,604)
Proceeds from sale of marketable equity securities	5,859	83.3	6,163
Investments in term deposits			(78,223)
Maturities of term deposits			132,849
Other investing activities			9,949
Net cash provided by/(used in) investing activities	5,880	83.6	58,060
Repayment of debt	(46,310)	(658.4)
Purchase of non-redeemable noncontrolling interests			(73,077)
Repurchases of ordinary shares			(6,966)
Proceeds from exercise of share options			1,153
Other financing activities	(1,390)	(19.8)	(1,662)
Net cash provided/(used in) financing activities	(47,700)	(678.2)	(80,552)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash and cash equivalents	(16,513)	(234.7)	473
Net change in cash and cash equivalents, and restricted cash and cash equivalents	(12,368)	(175.8)	(33,086)
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	21,228	301.8	54,314
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	₽ 8,860	$ 126.0	₽ 21,228	₽ 54,314